UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21522

Name of Fund: BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock S&P Quality Rankings Global Equity Managed Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Australia—4.6%
23,100	Australia & New Zealand Banking Group Ltd.	$442,068
18,125	BHP Billiton Ltd.	630,107
116,100	Foster’s Group Ltd.	547,517
43,800	National Australia Bank Ltd.	1,017,724
91,300	Santos Ltd.	1,056,808

		3,694,224

	Belgium—1.0%
5,700	Mobistar SA	358,603
4,400	Solvay SA	436,078

		794,681

	Canada—6.3%
23,500	Bank of Montreal	1,142,857
13,600	Bank of Nova Scotia	570,202
15,350	Enbridge, Inc.	666,256
18,700	Manulife Financial Corp.	341,733
7,400	National Bank of Canada	391,091
29,400	Royal Bank of Canada	1,437,486
4,450	Suncor Energy, Inc.	140,502
12,475	TransCanada Corp.	398,663

		5,088,790

	Finland—0.9%
11,300	Kesko Oyj, B Shares	363,422
26,900	Nokia Oyj	369,125

		732,547

	France—5.0%
14,800	AXA SA	304,745
11,000	Bouygues SA	541,540
2,000	PPR	243,893
4,600	Sanofi-Aventis SA	340,145
5,770	Schneider Electric SA	595,260
5,000	Societe Generale	289,286
17,200	Total SA	994,046
13,700	Vinci SA	731,676

		4,040,591

	Germany—3.3%
6,000	Allianz SE	664,355
14,500	BASF SE	824,901
4,300	RWE AG	381,496
8,200	SAP AG	374,546
4,900	Siemens AG	436,921

		2,682,219

	Greece—0.7%
11,000	National Bank of Greece SA (a)	240,450
14,950	OPAP SA	326,156

		566,606

	Hong Kong—2.6%
68,860	Esprit Holdings Ltd.	485,077
21,400	Hang Seng Bank Ltd.	298,798
133,500	Hongkong Electric Holdings Ltd.	747,117
183,000	Hopewell Holdings Ltd.	553,866

		2,084,858

	Italy—1.6%
62,700	Enel SpA	337,065
42,100	ENI SpA	978,461

		1,315,526

	Japan—6.4%
11,300	Canon, Inc.	441,695
38,400	Hitachi Koki Co. Ltd.	409,240
50,600	Mitsui & Co. Ltd.	744,248
600	Nintendo Co. Ltd.	167,281
14,500	Oracle Corp. Japan	624,551
51,000	Ricoh Co. Ltd.	730,048
37,000	Sharp Corp.	441,779
14,200	Takeda Pharmaceutical Co. Ltd.	622,894

Shares	Common Stocks	Value

	Japan— (concluded)
24,400	Toyota Motor Corp.	$938,510

		5,120,246

	Netherlands—0.6%
28,000	Koninklijke (Royal) KPN NV	463,639

	Portugal—0.5%
42,100	Portugal Telecom SGPS SA	434,462

	Singapore—1.4%
72,000	Keppel Corp. Ltd.	425,415
169,000	Singapore Technologies Engineering Ltd.	369,148
26,400	United Overseas Bank Ltd.	338,402

		1,132,965

	Spain—2.4%
8,000	ACS Actividadas de Construccion y Servicios SA	377,565
18,433	Banco Santander SA (a)	261,515
43,700	Banco Santander SA	624,078
40,600	Iberdrola SA	345,664
15,900	Indra Sistemas SA	345,125

		1,953,947

	Sweden—3.6%
9,600	Axfood AB	277,581
14,700	Hennes & Mauritz AB	865,061
25,900	Ratos AB, B Shares	715,863
50,300	Scania AB, B Shares	617,981
60,900	TeliaSonera AB	409,651

		2,886,137

	Switzerland—0.9%
7,000	Nestle SA	331,812
1,700	Zurich Financial Services AG	361,441

		693,253

	United Kingdom—10.0%
18,000	AstraZeneca Plc	835,491
68,100	Barclays Plc	291,058
14,150	BHP Billiton Plc	415,092
191,150	BP Plc	1,783,428
17,300	British American Tobacco Plc	571,845
32,425	GlaxoSmithKline Plc	631,054
128,100	HSBC Holdings Plc	1,371,375
76,400	Man Group Plc	286,334
17,200	Royal Dutch Shell A Shares	477,608
35,000	Scottish & Southern Energy Plc	652,310
33,550	Standard Chartered Plc	772,777

		8,088,372

	United States—46.8%
6,600	3M Co. (b)	531,234
14,225	Abbott Laboratories	753,071
9,050	Aflac, Inc.	438,291
55,400	Altria Group, Inc.	1,100,244
27,200	Ameren Corp.	694,960
11,700	American Express Co.	440,622
80,250	AT&T Inc. (b)	2,035,140
11,900	Automatic Data Processing, Inc.	485,401
23,475	Bank of America Corp.	356,351
47,800	Bristol-Myers Squibb Co. (b)	1,164,408
15,250	Caterpillar, Inc.	796,660
16,800	CenturyTel, Inc.	571,368
22,425	Chevron Corp.	1,617,291
8,225	Chubb Corp.	411,250
15,100	Cincinnati Financial Corp.	398,489
13,600	Coca-Cola Co. (The)	737,800
19,100	Consolidated Edison, Inc.	835,434
11,500	Dominion Resources, Inc.	430,790
14,100	Eaton Vance Corp.	406,221

1	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	United States— (concluded)
33,900	Emerson Electric Co.	$1,408,206
14,200	Equity Residential - REIT	455,110
35,500	Exxon Mobil Corp. (b)	2,287,265
70,800	General Electric Co.	1,138,464
8,500	Genuine Parts Co.	320,280
3,650	Goldman Sachs Group, Inc. (The)	542,828
14,325	HCP, Inc. - REIT	406,114
13,200	Health Care REIT, Inc.	567,600
8,200	Hewlett-Packard Co.	385,974
15,900	Home Depot, Inc.	445,359
30,625	Hudson City Bancorp, Inc.	406,394
54,400	Intel Corp.	1,055,360
10,325	International Business Machines Corp.	1,263,677
9,000	Johnson & Johnson	565,740
15,508	Kraft Food, Inc.	428,951
10,300	Liberty Property Trust - REIT	313,120
6,300	M&T Bank Corp.	464,625
17,000	McDonald’s Corp.	1,061,310
24,100	Merck & Co., Inc.	920,138
10,500	MetLife, Inc.	370,860
24,400	Microchip Technology, Inc.	629,764
46,100	Microsoft Corp.	1,299,098
18,225	Nationwide Health Properties, Inc. - REIT	600,696
10,000	PepsiCo, Inc.	596,200
37,400	Pfizer, Inc.	697,884
16,000	Philip Morris International, Inc.	728,160
9,625	PPG Industries, Inc.	564,795
8,600	Reynolds American, Inc.	457,520
12,300	Southern Co.	393,600
8,500	T. Rowe Price Group, Inc.	421,770
13,000	United Technologies Corp.	877,240
11,800	Wal-Mart Stores, Inc.	630,474
28,600	Wells Fargo & Co.	813,098

		37,722,699

	Total Long-Term Investments (Cost—$81,669,681)—98.6%	79,495,762

	Short-Term Securities

1,270,448	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	1,270,448

	Total Short-Term Securities (Cost—$1,270,448)—1.6%	1,270,448

	Total Investments Before Outstanding Options Written (Cost—$82,940,129*)—100.2%	80,766,210

Contracts	Options Written

	Exchange-Traded Call Options Written—(0.1)%
13	3M Co., Strike Price USD 82.50, Expires 2/19/10	(1,093)
110	Altria Group, Inc., Strike Price USD 20, Expires 3/22/10	(4,620)
25	American Express Co., Strike Price USD 45, Expires 2/22/10	(50)
24	Automatic Data Processing, Inc., Strike Price USD 45, Expires 2/22/10	(120)
50	Bank of America Corp., Strike Price USD 17, Expires 3/22/10	(1,100)
16	Chubb Corp., Strike Price USD 50, Expires 2/22/10	(1,720)
27	Coca-Cola Co. (The), Strike Price USD 57.50, Expires 2/22/10	(418)
22	Dominion Resources, Inc., Strike Price USD 40, Expires 2/22/10	(110)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (concluded)
70	Emerson Electric Co., Strike Price USD 45, Expires 3/22/10	$(2,100)
30	Equity Residential - REIT, Strike Price USD 35, Expires 2/22/10	(750)
36	General Electric Co., Strike Price USD 16, Expires 2/22/10	(1,548)
17	Genuine Parts Co., Strike Price USD 40, Expires 2/22/10	(170)
7	Goldman Sachs Group, Inc. (The), Strike Price USD 175, Expires 2/22/10	(182)
26	Health Care REIT, Inc., Strike Price USD 45, Expires 3/22/10	(1,755)
16	Hewlett-Packard Co., Strike Price USD 52, Expires 2/19/10	(271)
12	Home Depot, Inc., Strike Price USD 29, Expires 3/22/10	(684)
20	Home Depot, Inc., Strike Price USD 30, Expires 2/22/10	(120)
57	Hudson City Bancorp, Inc., Strike Price USD 15, Expires 4/19/10	(570)
4	Hudson City Bancorp, Inc., Strike Price USD 15, Expires 7/19/10	(100)
60	Intel Corp., Strike Price USD 21, Expires 2/22/10	(540)
20	International Business Machines Corp., Strike Price USD 130, Expires 2/22/10	(560)
16	Kraft Food, Inc., Class A, Strike Price USD 28, Expires 2/22/10	(880)
16	Kraft Food, Inc., Class A, Strike Price USD 28, Expires 3/22/10	(1,360)
13	M&T Bank Corp., Strike Price USD 75, Expires 3/22/10	(3,868)
4	McDonald’s Corp., Strike Price USD 65, Expires 2/22/10	(68)
30	McDonald’s Corp., Strike Price USD 65.25, Expires 2/19/10	(551)
20	MetLife, Inc., Strike Price USD 39, Expires 3/22/10	(1,300)
48	Microchip Technology, Inc., Strike Price USD 30, Expires 2/22/10	(240)
40	Microsoft Corp., Strike Price USD 31, Expires 2/22/10	(340)
50	Microsoft Corp., Strike Price USD 32, Expires 2/22/10	(175)
36	Nationwide Health Properties, Inc. - REIT, Strike Price USD 35, Expires 2/22/10	(990)
20	PepsiCo, Inc., Strike Price USD 62.50, Expires 2/22/10	(500)
37	Pfizer, Inc., Strike Price USD 19, Expires 3/22/10	(1,980)
19	PPG Industries, Inc., Strike Price USD 60, Expires 2/22/10	(1,520)
1	PPG Industries, Inc., Strike Price USD 65, Expires 2/22/10	(10)
17	Reynolds American, Inc., Strike Price USD 55, Expires 2/22/10	(637)
25	United Technologies Corp., Strike Price USD 65, Expires 2/22/10	(7,563)
25	Wal-Mart Stores, Inc., Strike Price USD 55, Expires 2/22/10	(962)
60	Wells Fargo & Co., Strike Price USD 28, Expires 2/22/10	(8,340)

	Total Exchange-Traded Call Options Written	(49,865)

JANUARY 31, 2010	2

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written—(0.1)%
3,000	Abbott Laboratories, Strike Price USD 55.25, Expires 2/18/10, Broker UBS Securities LLC	$(310)
16	ACS Actividades de Construccion y Servicios SA, Strike Price EUR 36, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(273)
1,800	Aflac, Inc., Strike Price USD 51.51, Expires 3/04/10, Broker Credit Suisse First Boston	(1,311)
58	Allianz SE, Strike Price EUR 88, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(113)
62	Allianz SE, Strike Price EUR 90, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(72)
5,400	Ameren Corp., Strike Price USD 27.50, Expires 3/12/10, Broker UBS Securities LLC	(762)
3,600	AstraZeneca Plc, Strike Price GBP 30.90, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(929)
16,000	AT&T Inc., Strike Price USD 27.85, Expires 2/03/10, Broker Credit Suisse First Boston	(1)
4,600	Australia & New Zealand Banking Group Ltd., Strike Price AUD 21.97, Expires 3/02/10, Broker Morgan Stanley & Co., Inc.	(1,926)
3,000	AXA SA, Strike Price EUR 17.19, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(177)
1,900	Axfood AB, Strike Price SEK 212.64, Expires 2/09/10, Broker UBS Securities LLC	(901)
5,000	Banco Santander SA, Strike Price EUR 10.96, Expires 2/24/10, Broker UBS Securities LLC	(881)
3,700	Banco Santander SA, Strike Price EUR 11.48, Expires 2/24/10, Broker UBS Securities LLC	(167)
47	Bank of Montreal, Strike Price CAD 54, Expires 2/22/10, Broker T.D. Securities	(1,165)
27	Bank of Nova Scotia, Strike Price CAD 50, Expires 4/19/10, Broker T.D. Securities	(732)
14	Barclays Plc, Strike Price GBP 3, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(936)
2,900	BASF SE, Strike Price EUR 45.46, Expires 2/09/10, Broker Credit Suisse First Boston	(37)
3,600	BHP Billiton Ltd., Strike Price AUD 42.52, Expires 3/02/10, Broker Citigroup Global Markets	(989)
2,800	BHP Billiton Plc, Strike Price GBP 21.20, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(214)
2,200	Bouygues SA, Strike Price EUR 38.10, Expires 2/24/10, Broker Credit Suisse First Boston	(873)
14,600	BP Plc, Strike Price GBP 5.88, Expires 2/09/10, Broker Credit Suisse First Boston	(1,766)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
23,600	BP Plc, Strike Price GBP 6.42, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	$(283)
9,500	Bristol-Myers Squibb Co., Strike Price USD 26.01, Expires 2/25/10, Broker Morgan Stanley & Co., Inc.	(633)
3,400	British American Tobacco Plc, Strike Price GBP 21.01, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(1,050)
2,300	Cannon, Inc., Strike Price JPY 3, Expires 3/02/10, Broker Goldman Sachs & Co.	(927)
3,000	Caterpillar, Inc., Strike Price USD 62.63, Expires 2/16/10, Broker Morgan Stanley & Co., Inc.	(71)
3,000	CenturyTel, Inc., Strike Price USD 37.09, Expires 3/09/10, Broker Credit Suisse First Boston	(191)
1,500	Chevron Corp., Strike Price USD 78.19, Expires 3/04/10, Broker Morgan Stanley & Co., Inc.	(355)
3,000	Chevron Corp., Strike Price USD 79.25, Expires 2/18/10, Broker Deutsche Bank Securities	(167)
1,000	Cincinnati Financial Corp., Strike Price USD 25.96, Expires 2/05/10, Broker Morgan Stanley & Co., Inc.	(603)
3,800	Consolidated Edison, Inc., Strike Price USD 44.10, Expires 3/01/10, Broker Morgan Stanley & Co., Inc.	(1,686)
2,800	Eaton Vance Corp., Strike Price USD 32.25, Expires 2/26/10, Broker Morgan Stanley & Co., Inc.	(454)
30	Enbridge, Inc., Strike Price CAD 48, Expires 2/22/10, Broker TD Newcrest	(379)
25	Enel SpA, Strike Price EUR 4, Expires 3/19/10, Broker UBS Securities LLC	(1,280)
17	ENI SpA, Strike Price EUR 18, Expires 3/19/10, Broker UBS Securities LLC	(2,494)
7,000	Exxon Mobil Corp., Strike Price USD 69.71, Expires 3/05/10, Broker Deutsche Bank Securities	(1,805)
23,300	Foster's Group Ltd., Strike Price AUD 5.47, Expires 3/02/10, Broker Citigroup Global Markets	(1,967)
3,500	General Electric Co., Strike Price USD 15.75, Expires 2/08/10, Broker Morgan Stanley & Co., Inc.	(1,593)
7,000	General Electric Co., Strike Price USD 17.15, Expires 3/12/10, Broker Credit Suisse First Boston	(1,704)
6,500	GlaxoSmithKline Plc, Strike Price GBP 12.88, Expires 2/24/10, Broker Credit Suisse First Boston	(485)
4,300	Hang Seng Bank Ltd., Strike Price HKD 115.04, Expires 3/02/10, Broker Deutsche Bank Securities	(112)
30	Hennes & Mauritz AB, Strike Price SEK 410, Expires 2/22/10, Broker Morgan Stanley & Co., Inc.	(10,808)
7,700	Hitachi Koki Co. Ltd., Strike Price JPY 1, Expires 3/02/10, Broker Goldman Sachs & Co.	(350)
26,500	Hongkong Electric Holdings Ltd., Strike Price HKD 43.68, Expires 3/02/10, Broker Deutsche Bank Securities	(1,507)

3	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
36,500	Hopewell Holdings Ltd., Strike Price HKD 25.40, Expires 3/02/10, Broker Goldman Sachs & Co.	$(644)
14,000	HSBC Holdings Plc, Strike Price GBP 6.80, Expires 2/24/10, Broker Citigroup Global Markets	(3,198)
12	HSBC Holdings Plc, Strike Price GBP 7.40, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(433)
6,200	Iberdrola SA, Strike Price EUR 6.75, Expires 2/09/10, Broker Citigroup Global Markets	(12)
19	Iberdrola SA, Strike Price EUR 6.75, Expires 3/19/10, Broker Morgan Stanley & Co., Inc.	(144)
3,200	Indra Sistemas SA, Strike Price EUR 16.12, Expires 2/09/10, Broker UBS Securities LLC	(135)
5,000	Intel Corp., Strike Price USD 21.05, Expires 3/26/10, Broker Goldman Sachs & Co.	(1,452)
2,000	Johnson & Johnson, Strike Price USD 65, Expires 2/16/10, Broker Deutsche Bank Securities	(357)
14,000	Keppel Corp. Ltd., Strike Price SGD 8.39, Expires 3/02/10, Broker Goldman Sachs & Co.	(1,666)
2,200	Kesko Oyj, B Shares, Strike Price EUR 23.62, Expires 3/10/10, Broker UBS Securities LLC	(1,142)
5,600	Koninklijke (Royal) KPN NV, Strike Price EUR 12.04, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	(850)
2,000	Liberty Property Trust - REIT, Strike Price USD 33.23, Expires 2/05/10, Broker Morgan Stanley & Co., Inc.	(79)
15	Man Group Plc, Strike Price GBP 3.20, Expires 3/19/10, Broker UBS Securities LLC	(220)
4,700	Merck & Co., Inc., Strike Price USD 38, Expires 2/10/10, Broker Credit Suisse First Boston	(4,004)
10,100	Mitsui & Co. Ltd., Strike Price JPY 1,449.66, Expires 3/02/10, Broker Morgan Stanley & Co., Inc.	(1,663)
11	Mobistar SA, Strike Price EUR 50, Expires 2/19/10, Broker UBS Securities LLC	(76)
8,800	National Australia Bank Ltd., Strike Price AUD 27.90, Expires 3/09/10, Broker Citigroup Global Markets	(2,005)
15	National Bank of Canada, Strike Price CAD 62, Expires 2/22/10, Broker T.D. Securities	(281)
1,400	Nestle SA, Strike Price CHF 51.26, Expires 3/10/10, Broker Citigroup Global Markets	(991)
100	Nintendo Co. Ltd., Strike Price JPY 21, Expires 3/02/10, Broker Goldman Sachs & Co.	(3,745)
54	Nokia Oyj, Strike Price EUR 9.50, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(4,178)
3,000	OPAP SA, Strike Price EUR 16.64, Expires 2/09/10, Broker Credit Suisse First Boston	(348)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
2,900	Oracle Corp. Japan, Strike Price JPY 4, Expires 3/02/10, Broker Goldman Sachs & Co.	$(1,328)
3,700	Pfizer, Inc., Strike Price USD 18.50, Expires 2/19/10, Broker UBS Securities LLC	(2,010)
6,000	Philip Morris International, Inc., Strike Price USD 49.50, Expires 2/08/10, Broker Morgan Stanley & Co., Inc.	(42)
8,400	Portugal Telecom SGPS SA, Strike Price EUR 8.67, Expires 2/09/10, Broker Credit Suisse First Boston	—
4	PPR, Strike Price EUR 92, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(767)
5,200	Ratos AB, B Shares, Strike Price SEK 186.66, Expires 2/09/10, Broker UBS Securities LLC	(12,401)
10,000	Ricoh Co. Ltd., Strike Price JPY 1, Expires 3/02/10, Broker Goldman Sachs & Co.	(1,214)
60	Royal Bank of Canada, Strike Price CAD 58, Expires 4/19/10, Broker T.D. Securities	(2,497)
34	Royal Dutch Shell Plc, A Shares, Strike Price EUR 21, Expires 2/19/10, Broker Credit Suisse First Boston	(357)
8	RWE AG, Strike Price EUR 68, Expires 2/22/10, Broker Morgan Stanley & Co., Inc.	(204)
900	Sanofi-Aventis SA, Strike Price EUR 56.02, Expires 2/24/10, Broker Citigroup Global Markets	(723)
18,200	Santos Ltd., Strike Price AUD 14.29, Expires 3/02/10, Broker UBS Securities LLC	(1,021)
33	SAP AG, Strike Price EUR 34, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(497)
10,000	Scania AB, B Shares, Strike Price SEK 96.41, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(2,215)
11	Schneider Electric SA, Strike Price EUR 80, Expires 2/19/10, Broker Credit Suisse First Boston	(784)
7,000	Scottish & Southern Energy Plc, Strike Price GBP 11.71, Expires 3/10/10, Broker UBS Securities LLC	(2,048)
7,500	Sharp Corp., Strike Price JPY 1, Expires 3/09/10, Broker Morgan Stanley & Co., Inc.	(465)
1,000	Siemens AG, Strike Price EUR 68.23, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(556)
34,000	Singapore Technologies Engineering Ltd., Strike Price SGD 3.35, Expires 3/09/10, Broker Goldman Sachs & Co.	(288)
10	Societe Generale, Strike Price EUR 50, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(140)
9	Solvay SA, Strike Price EUR 76, Expires 2/19/10, Broker Citigroup Global Markets	(885)
2,500	Southern Co., Strike Price USD 33.94, Expires 3/05/10, Broker Citigroup Global Markets	(107)

JANUARY 31, 2010	4

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (concluded)
7	Standard Chartered Plc, Strike Price GBP 16, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	$(995)
10	Suncor Energy, Inc., Strike Price CAD 38, Expires 3/20/10, Broker TD Newcrest	(397)
1,700	T. Rowe Price Group, Inc., Strike Price USD 54.30, Expires 3/12/10, Broker Goldman Sachs & Co.	(1,207)
1,000	Takeda Pharmaceutical Co. Ltd., Strike Price JPY 3, Expires 3/02/10, Broker Goldman Sachs & Co.	(1,709)
1,800	Takeda Pharmaceutical Co. Ltd., Strike Price JPY 3, Expires 3/02/10, Broker Morgan Stanley & Co., Inc.	(1,015)
12,200	TeliaSonera AB, Strike Price SEK 52.48, Expires 2/09/10, Broker Credit Suisse First Boston	(135)
35	Total SA, Strike Price EUR 45, Expires 2/19/10, Broker Credit Suisse First Boston	(721)
5,000	Toyota Motor Corp., Strike Price JPY 3, Expires 2/02/10, Broker Goldman Sachs & Co.	(5)
25	TransCanada Corp., Strike Price CAD 36, Expires 4/17/10, Broker T.D. Securities	(538)
5,000	United Overseas Bank Ltd., Strike Price SGD 19.71, Expires 3/02/10, Broker Jpmorgan Chase Securities	(171)
2,700	Vinci SA, Strike Price EUR 42.13, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(1,330)
34	Zurich Financial Services AG, Strike Price CHF 230, Expires 2/19/10, Broker Citigroup Global Markets	(1,290)

	Total Over-the-Counter Call Options Written	(113,124)

	Total Options Written (Premiums Received $428,508)—(0.2)%	(162,989)

	Total Investments Net of Outstanding Options Written (Cost—$82,511,621*)—100.0%	80,603,221
	Other Assets Less Liabilities—0.0%	12,899

	Net Assets—100.0%	$80,616,120

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$82,938,281

Gross unrealized appreciation	$5,695,626
Gross unrealized depreciation	(7,867,697)

Net unrealized depreciation	$(2,172,071)

(a)	Non-income producing security.

(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(c)	Represents current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(767,316)	$113

•	Foreign currency exchange contracts as of January 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD	4,691	CAD	5,000	Citigroup Global Markets	2/01/10	$15
USD	8,378	EUR	6,000	Citigroup Global Markets	2/02/10	59

Total						$74

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trusts’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

5	JANUARY 31, 2010

Schedule of Investments (concluded)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Australia	—	$3,694,224	—	$3,694,224
Belgium	—	794,681	—	794,681
Canada	$5,088,790	—	—	5,088,790
Finland	—	732,547	—	732,547
France	—	4,040,591	—	4,040,591
Germany	—	2,682,219	—	2,682,219
Greece	—	566,606	—	566,606
Hong Kong	747,117	1,337,741	—	2,084,858
Italy	—	1,315,526	—	1,315,526
Japan	—	5,120,246	—	5,120,246
Netherlands	—	463,639	—	463,639
Portugal	—	434,462	—	434,462
Singapore	—	1,132,965	—	1,132,965
Spain	—	1,953,947	—	1,953,947
Sweden	—	2,886,137	—	2,886,137
Switzerland	—	693,253	—	693,253
United Kingdom	—	8,088,372	—	8,088,372
United States	37,722,699	—	—	37,722,699
Short-Term Securities	1,270,448	—	—	1,270,448

Total	$44,829,054	$35,937,156	—	$80,766,210

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$74	—	$74
Liabilities:	$(53,939)	(109,050)	—	(162,989)

Total	$(53,939)	$(108,976)	—	$(162,915)

[1]

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

KEY TO ABBREVIATIONS

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	U.S. Dollar

JANUARY 31, 2010	6

Item 2 –  Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P Quality Rankings Global Equity Managed Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 19, 2010

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 19, 2010